Principal accounting policies - Additional information (Detail) $ in Millions, $ in Billions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020 USD ($) Operation	Dec. 31, 2019 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2018 USD ($)
Disclosure of initial application of standards or interpretations [Line Items]
Credit derivative, nominal amount		$ 7,300
Materiality threshold		550	$ 350
Trade payables		$ 3,125	2,855
Number of operations | Operation		10
Increase in closure and environmental liabilities		$ 74	444
Operations in closure, monitoring and remediation, cost estimation period		30 years
Decreasing provision		$ 1,200
Provisions		$ 17,665	$ 15,103		$ 13,608
Risk free rate decrease	0.50%
Risk free interest rate on provisions	1.50%	1.50%	2.00%
Onerous contracts provision		$ 219	$ 284
Intragroup loans				$ 14
Non-cancellable operating lease commitments not expected to be charged against EBITDA		$ 2,000
Oyu Tolgoi
Disclosure of initial application of standards or interpretations [Line Items]
Proportion of indirect ownership interest in subsidiary		33.50%
Turquoise Hill Resources Ltd(including Oyu Tolgoi LLC)
Disclosure of initial application of standards or interpretations [Line Items]
Group interest (%)		50.80%
Erdenes Oyu Tolgoi LLC | Floating interest rate
Disclosure of initial application of standards or interpretations [Line Items]
Borrowings, interest rate basis		6.50%		6.50%
Close down and restoration/ environmental
Disclosure of initial application of standards or interpretations [Line Items]
Provisions		$ 13,335	11,090
Trade Payables Subject To Early Settlement Election
Disclosure of initial application of standards or interpretations [Line Items]
Trade payables		$ 551	573
Escondida Joint Venture
Disclosure of initial application of standards or interpretations [Line Items]
Decrease in investment in Escondida Joint Venture			$ 138
Rio Tinto Kennecott
Disclosure of initial application of standards or interpretations [Line Items]
Operations with remaining lives		10 years
Environmental loss contingencies, gross		$ 600